Income Tax and Deferred Taxes - Summary of Reconciliation of Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Total tax income (expense) using statutory rate	(27.00%)	(27.00%)	(27.00%)
Tax effect of rates applied in other countries	0.00%	0.08%	0.04%
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	1.28%	2.53%	31.79%
Tax effect of non-deductible expenses for determining taxable profit (loss)	(3.20%)	(10.49%)	(7.32%)
Tax effect of adjustments to taxes in previous periods	(0.11%)	(0.67%)	2.76%
Price level restatement for tax purposes (investments and equity)	2.63%	22.48%	6.54%
Total adjustments to tax expense using statutory rate	0.59%	13.93%	33.82%
Income tax benefit (expense)	(26.41%)	(13.07%)	60.82%
ACCOUNTING INCOME BEFORE TAX	$ 1,778,680,669	$ 115,848,792	$ (133,691,942)
Total tax income (expense) using statutory rate	(480,243,781)	(31,279,174)	36,096,825
Tax effect of rates applied in other countries	23,800	96,520	55,915
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	22,736,630	2,931,159	42,501,879
Tax effect of non-deductible expenses for determining taxable profit (loss)	(56,916,018)	(12,156,154)	(9,790,603)
Tax effect of adjustments to income taxes in previous periods	(2,021,133)	(773,163)	3,694,656
Price level restatement for tax purposes (investments and equity)	46,723,622	26,042,154	8,746,435
Total adjustments to tax expense using statutory rate	10,546,901	16,140,516	45,208,282
Income tax (expense) / income	$ (469,696,880)	$ (15,138,658)	$ 81,305,107